Document And Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Alpha Technology Group Ltd
Trading Symbol	ATGL
Document Type	20-F
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	13,250,000
Amendment Flag	false
Entity Central Index Key	0001967621
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41847
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit B, 12/F
Entity Address, Address Line Two	Hung To RoadKwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Alliance LLP
Auditor Location	Singapore
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Unit B, 12/F
Entity Address, Address Line Two	52 Hung To RoadKwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Mr. Anthony Tsang
City Area Code	+ 852
Local Phone Number	6028 9378
Contact Personnel Email Address	anthony8668@gmail.com
Entity Address, Postal Zip Code	00000